Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

21.	EMPLOYEE BENEFIT PLANS

As described in note 20 (a), employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes.

The Company has an unfunded noncontributory defined benefit pension plan that covers its Japanese employees and directors. The plan provides defined benefits based on years of service and final monthly pensionable salary. The Company uses a December 31 measurement date for this plan. The unfunded retirement benefit pension plan covers substantially all of its employees of Suntech Japan and certain subsidiaries.

This noncontributory plan mainly represents the Employees’ Pension Fund (“EPF”) plan, composed of the substitutional portions based on the pay-related part of the old age pension benefits prescribed by the Welfare Pension Insurance Law in Japan and the corporate portions based on non-contributory defined benefit pension arrangements established at the discretion of the Company and its subsidiaries. There are no plan assets in this plan. The amount of net periodic EPF costs and accrued pension cost at December 31, 2009 and 2010 were immaterial.